TRADE AND OTHER RECEIVABLES (Tables)	12 Months Ended
Dec. 31, 2023
TRADE AND OTHER RECEIVABLES
Summary of trade and other receivables

	December 31, 2023	December 31, 2022
Trade	$1,019.1	$1,054.4
Unbilled revenue	71.8	68.1
Other	18.9	16.8
Expected credit losses	(29.8)	(21.2)
	$1,080.0	$1,118.1